Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other current investments	$ 165	$ 843
Other non-current investments	1,292	2,189
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	1,095	1,177
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	55	754
Other non-current investments	136	939
Other
Disclosure of financial assets [line items]
Other current investments	110	89
Other non-current investments	$ 61	$ 73